Consolidated Statements of Operations (Unaudited) - CAD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues (note 12)	$ 540	$ 762	$ 1,643	$ 3,026
Expenses
Cost of sales and other production expenses (note 5)	458	592	1,142	1,722
Research and development expenses	15,797	22,289	32,782	39,760
Administration, selling and marketing expenses	9,851	18,045	20,523	25,140
Loss (gain) on foreign exchange	539	256	(593)	(1,520)
Finance costs	1,852	3,348	3,482	10,497
Loss (gain) on extinguishments of liabilities (note 9,11a)		92,294	(79)	92,374
Change in fair value of financial instruments measured at fair value through profit or loss		(1,369)		(1,140)
Net loss from continuing operations before taxes	(27,957)	(134,693)	(55,614)	(163,807)
Income tax expense (recovery) from continuing operations:
Current	(141)	1,239	(141)	1,239
Total income tax expense (recovery) from continuing operations	(141)	1,239	(141)	1,239
Net loss from continuing operations	(27,816)	(135,932)	(55,473)	(165,046)
Net income from discontinued operations, net of taxes of $nil (note 3)		2,229		2,509
Net loss	(27,816)	(133,703)	(55,473)	(162,537)
Net income (loss) attributable to:
Non-controlling interests - continuing operations	(56)	(86)	(369)	(784)
Owners of the parent
-Continuing operations	(27,760)	(135,846)	(55,104)	(164,262)
-Discontinued operations		2,229		2,509
Total Net loss attributable to owners of the parent from continuing and discontinued operations	(27,760)	(133,617)	(55,104)	(161,753)
Net loss	$ (27,816)	$ (133,703)	$ (55,473)	$ (162,537)
Income (loss) per share attributable to the owners of the parent basic and diluted:
From continuing operations	$ (1.19)	$ (8.26)	$ (2.35)	$ (18.90)
From discontinued operations		0.14		0.29
Income (loss) per share attributable to the owners of the parent basic and diluted	$ (1.19)	$ (8.12)	$ (2.35)	$ (18.61)
Weighted average number of outstanding shares (in thousands)	23,420	16,451	23,403	8,692